HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 5.3%
	ADVERTISING & MARKETING - 0.1%
10,598	Omnicom Group, Inc.	$ 767,931

	AUTOMOTIVE - 1.3%
17,922	Tesla, Inc.(a)	13,898,153

	BEVERAGES - 0.1%
7,197	Monster Beverage Corporation(a)	639,310

	E-COMMERCE DISCRETIONARY - 2.5%
8,111	Amazon.com, Inc.(a)	26,644,959
12,335	eBay, Inc.	859,379
		27,504,338
	HOME CONSTRUCTION - 0.1%
7,907	Lennar Corporation, Class A	740,728

	INDUSTRIAL SUPPORT SERVICES - 0.0%(c)
1,550	WW Grainger, Inc.	609,243

	INTERNET MEDIA & SERVICES - 0.1%
370	Alphabet, Inc., Class C(a)	986,165

	RETAIL - DISCRETIONARY - 0.1%
3,865	Lowe's Companies, Inc.	784,054

	SEMICONDUCTORS - 0.4%
4,692	Analog Devices, Inc.	785,856
13,910	Intel Corporation	741,125
2,446	KLA Corporation	818,212
4,796	NVIDIA Corporation	993,540
4,331	QUALCOMM, Inc.	558,612
4,397	Xilinx, Inc.	663,903
		4,561,248

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 5.3% (Continued)
	SOFTWARE - 0.1%
2,884	Microsoft Corporation	$ 813,057

	SPECIALTY FINANCE - 0.1%
5,521	American Express Company	924,933

	TECHNOLOGY HARDWARE - 0.2%
5,071	Apple, Inc.	717,547
14,287	Cisco Systems, Inc.	777,641
5,390	Garmin Ltd.	837,929
		2,333,117
	TECHNOLOGY SERVICES - 0.1%
2,674	PayPal Holdings, Inc.(a)	695,802

	TOBACCO & CANNABIS - 0.1%
7,567	Philip Morris International, Inc.	717,275

	TOTAL COMMON STOCKS (Cost $52,995,073)	55,975,354

	EXCHANGE-TRADED FUNDS — 92.2%
	EQUITY - 92.2%
183,156	Amplify Transformational Data Sharing ETF	8,176,084
652,934	Financial Select Sector SPDR Fund	24,504,613
282,680	Invesco QQQ Trust Series 1	101,188,133
240,870	iShares Biotechnology ETF	38,943,862
330,806	iShares Semiconductor ETF	147,496,471
2,845,241	ProShares Ultra QQQ	207,048,188
1,734,499	ProShares Ultra S&P500	207,827,669
447,549	ProShares Ultra Semiconductors	15,310,651
557,799	ProShares Ultra Technology	55,434,065
2,186,308	US Global Jets ETF	51,662,458
457,857	Vanguard Mega Cap Growth ETF	107,504,824
	TOTAL EXCHANGE-TRADED FUNDS (Cost $685,608,742)	965,097,018

HCM TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.8%
	MONEY MARKET FUNDS - 5.8%
61,073,676	HCM BBH SWEEP, 0.01% (Cost $61,073,676)(b)	61,073,676

	TOTAL INVESTMENTS - 103.3% (Cost $799,677,491)	$ 1,082,146,048
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)%	(34,187,610)
	NET ASSETS - 100.0%	$ 1,047,958,438

ETF	- Exchange-Traded Fund
LTD	- Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b) (c)	Rate disclosed is the seven day effective yield as of September 30, 2021. Percentage rounds to less than 0.1%.

See accompanying notes which are an integral part of this schedule of investments.

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 9.2%
	AEROSPACE & DEFENSE - 0.3%
9,743	Huntington Ingalls Industries, Inc.	$ 1,880,983
5,277	Lockheed Martin Corporation	1,821,093
		3,702,076
	AUTOMOTIVE - 0.3%
41,957	BorgWarner, Inc.	1,812,962
34,809	General Motors Company(a)	1,834,782
		3,647,744
	BANKING - 0.9%
29,234	Comerica, Inc.	2,353,337
14,409	M&T Bank Corporation	2,151,840
102,230	Regions Financial Corporation	2,178,521
38,596	Zions Bancorp NA	2,388,706
		9,072,404
	BEVERAGES - 0.2%
38,531	Molson Coors Beverage Company, Class B	1,787,068

	BIOTECH & PHARMA - 0.2%
67,326	Organon & Company	2,207,620

	CHEMICALS - 0.4%
40,965	CF Industries Holdings, Inc.	2,286,666
64,136	Mosaic Company (The)	2,290,939
		4,577,605
	CONTAINERS & PACKAGING - 0.2%
39,074	Westrock Company	1,947,057

	ELECTRIC UTILITIES - 0.9%
78,895	AES Corporation (The)	1,801,173
34,889	Edison International	1,935,293
43,641	Exelon Corporation	2,109,606
48,221	NRG Energy, Inc.	1,968,863
70,408	PPL Corporation	1,962,975
		9,777,910

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 9.2% (Continued)
	ENTERTAINMENT CONTENT - 0.7%
68,890	Discovery, Inc. - Series A(a)	$ 1,748,428
72,925	Discovery, Inc. - Series C(a)	1,769,890
54,997	Fox Corporation, Class A	2,205,930
58,387	Fox Corporation, CLASS B	2,167,325
		7,891,573
	FOOD - 0.3%
15,204	J M Smucker Company (The)	1,824,936
27,525	Tyson Foods, Inc., Class A	2,172,823
		3,997,759
	HEALTH CARE FACILITIES & SERVICES - 0.5%
35,543	Cardinal Health, Inc.	1,757,957
7,043	Laboratory Corp of America Holdings(a)	1,982,182
14,474	Quest Diagnostics, Inc.	2,103,216
		5,843,355
	HOME & OFFICE PRODUCTS - 0.2%
9,017	Whirlpool Corporation	1,838,206

	HOME CONSTRUCTION - 0.3%
33,732	Masco Corporation	1,873,813
37,625	PulteGroup, Inc.	1,727,740
		3,601,553
	INDUSTRIAL SUPPORT SERVICES - 0.2%
6,278	United Rentals, Inc.(a)	2,203,139

	INSURANCE - 0.2%
19,836	Prudential Financial, Inc.	2,086,747

	MEDICAL EQUIPMENT & DEVICES - 0.2%
28,089	Hologic, Inc.(a)	2,073,249

	METALS & MINING - 0.2%
31,807	Newmont Corporation	1,727,120

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 9.2% (Continued)
	OIL & GAS PRODUCERS - 0.8%
103,885	APA Corporation	$ 2,226,256
119,128	Coterra Energy, Inc.	2,592,224
110,734	Kinder Morgan, Inc.	1,852,580
160,113	Marathon Oil Corporation	2,188,745
		8,859,805
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
92,127	Baker Hughes Company	2,278,301

	PUBLISHING & BROADCASTING - 0.2%
83,690	News Corporation, Class B	1,944,119

	RETAIL - CONSUMER STAPLES - 0.2%
50,348	Kroger Company (The)	2,035,570

	RETAIL - DISCRETIONARY - 0.2%
17,847	Best Buy Company, Inc.	1,886,606

	SEMICONDUCTORS - 0.3%
35,890	Intel Corporation	1,912,219
25,352	Micron Technology, Inc.	1,799,485
		3,711,704
	STEEL - 0.2%
20,608	Nucor Corporation	2,029,682

	TECHNOLOGY HARDWARE - 0.4%
137,816	Hewlett Packard Enterprise Company	1,963,879
67,220	HP, Inc.	1,839,139
		3,803,018
	TECHNOLOGY SERVICES - 0.3%
50,678	DXC Technology Company(a)	1,703,287
82,961	Nielsen Holdings plc	1,592,022
		3,295,309

HCM DIVIDEND SECTOR PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 9.2% (Continued)
	TOBACCO & CANNABIS - 0.2%
42,123	Altria Group, Inc.	$ 1,917,439

	TOTAL COMMON STOCKS (Cost $100,866,772)	99,743,738

	EXCHANGE-TRADED FUNDS — 88.8%
	EQUITY - 88.8%
1,222,937	iShares Select Dividend ETF	140,295,333
3,283,076	ProShares Ultra QQQ(a)	238,909,441
2,100,624	ProShares Ultra S&P500	251,696,767
715,122	Vanguard Dividend Appreciation ETF	109,842,739
1,105,179	Vanguard High Dividend Yield ETF	114,220,250
873,689	WisdomTree US LargeCap Dividend Fund	104,222,361
	TOTAL EXCHANGE-TRADED FUNDS (Cost $629,501,027)	959,186,891

	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUNDS - 3.0%
32,183,933	HCM BBH SWEEP"", 0.01% (Cost $32,183,933)(b)	32,183,933

	TOTAL INVESTMENTS - 101.0% (Cost $762,551,732)	$ 1,091,114,562
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(11,326,865)
	NET ASSETS - 100.0%	$ 1,079,787,697

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

See accompanying notes which are an integral part of this schedule of investments.

HCM INCOME PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.0%
	EQUITY - 40.0%
304,561	Invesco QQQ Trust Series 1	$ 109,020,657
116,134	ProShares Ultra QQQ(a)	8,451,071
77,406	ProShares UltraPro QQQ(a)	9,642,465
80,817	ProShares UltraPro S&P 500	9,189,701
453,373	Vanguard Mega Cap Growth ETF	106,451,980
		242,755,874
	FIXED INCOME - 59.0%
1,259,537	iShares Convertible Bond ETF	125,626,220
836,608	iShares Core Total USD Bond Market ETF	44,541,010
707,983	iShares iBoxx High Yield Corporate Bond ETF	61,941,433
1,476,052	SPDR Bloomberg Barclays Convertible Securities ETF	125,981,037
		358,089,700

	TOTAL EXCHANGE-TRADED FUNDS (Cost $490,756,103)	600,845,574

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
6,371,480	HCM BBH SWEEP, 0.01% (Cost $6,371,480)(b)	6,371,480

	TOTAL INVESTMENTS - 100.1% (Cost $497,127,583)	$ 607,217,054
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(411,255)
	NET ASSETS - 100.0%	$ 606,805,799

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.